Debt - Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 816.9	$ 424.5
Less — current maturities	6.0	1.9
Long-term debt	810.9	422.6
€400 due September 2022
Debt Instrument [Line Items]
Long-term debt	431.0	0.0
€350 due June 2018
Debt Instrument [Line Items]
Long-term debt	379.2	422.1
Other
Debt Instrument [Line Items]
Long-term debt	$ 6.7	$ 2.4